Statement of financial position, order of liquidity (Statement) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Assets [Line Items]
Cash and cash equivalents		€ 75,416	€ 79,756	[1],[2]	€ 67,799	[2]
Current financial assets at fair value through profit or loss, classified as held for trading		141,042	110,671	[3]	123,493
Derivative financial assets held for trading		34,293	39,908	[3]	30,933
Equity instruments held for trading		4,589	4,404	[3]	15,963
Debt instruments held for trading		28,569	24,367	[3]	25,790
Loans and advances to central banks held for trading		2,809	1,632		3,467
Loans and advances to credit institutions held for trading		56,599	25,231		31,916
loans and advances to customers held for trading		14,182	15,130		15,424
Financial assets at fair value through profit or loss, mandatorily measured at fair value		8,737	6,888	[3]	6,086
Equity instruments at fair value through profit or loss mandatorily measured at fair value	[4]	7,963	6,511	[3]	5,303
Debt securities at fair value through profit or loss mandatorily measured at fair value		484	129	[3]	128
Loans and advances to customers at fair value through profit or loss mandatorily measured at fair value		290	247	[3]	655
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		955	913	[3]	1,092
Debt securities at fair value through profit or loss		955	913	[3]	1,092
Financial assets at fair value through other comprehensive income		62,205	65,374	[3]	60,421
Investments in equity instruments designated at fair value through other comprehensive income		1,217	1,198	[3]	1,320
Debt securities at fair value through other comprehensive income	[5]	60,963	64,150	[3],[6],[7]	59,074
Loans and advances to credit institutions at fair value through other comprehensive income		26	26	[3]	27
Financial assets at amortised cost		451,732	414,421	[1]	372,676
Debt Securities at amortized cost	[8]	49,462	36,639	[1],[9],[10]	34,781
Loans and advances to central banks at amortised cost		7,151	4,401	[1]	5,681
Loans and advances to banks		17,477	16,031	[1]	13,276
Loans and advances to customers		377,643	357,351	[1],[11]	318,939
Derivative financial assets held for hedging		1,482	1,891	[3]	1,805
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets		(97)	(148)		5
Investments in subsidiaries, joint ventures and associates		976	916		900
Investments in joint ventures		93	100		152
Investments in associates		883	816		749
Assets under insurance contracts and reinsurance contracts issued		211	183		269
Tangible assets		9,253	8,737	[12]	7,298
Property, plant and equipment		9,046	8,441		7,107
Property plant and equipment for own use		8,295	7,911		6,874
Assets leased out under an operating lease		751	530		233
Investment property		207	296		191
Intangible assets and goodwill		2,363	2,156		2,197
Goodwill		795	707		818
Intangible assets other than goodwill		1,568	1,449		1,379
Tax assets		17,501	16,725	[13]	15,850
Current tax assets	[14]	2,860	1,978	[13]	932
Deferred tax assets		14,641	14,747	[13],[15]	14,917	[15]
Other assets		2,859	2,586	[16]	1,934
Insurance contracts linked to pensions		0	0		0
Inventories		276	325	[16]	424
Rest other assets		2,583	2,260		1,510
Non-current assets or disposal groups classified as held for sale		923	1,022		1,061
Assets		775,558	712,092	[17],[18]	662,885
Equity and Liabilities [Line Items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading		121,715	95,611	[3]	91,135
Derivative financial liabilities held for trading		33,045	37,909	[3]	31,705
Short positions held for trading		15,735	13,487	[3]	15,135
Deposits from central banks held for trading		6,397	3,950		11,248
Deposits from credit institutions held for trading		43,337	28,924		16,176
Customer deposits held for trading		23,201	11,341		16,870
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		13,299	10,580	[3]	9,683
Deposits from central banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0		0
Deposits from credit institutions at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	[3]	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		717	700	[3]	809
Debt certificates at fair value through profit or loss designated upon initial recognition or subsequently		3,977	3,288	[3]	3,396
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		8,605	6,592	[3]	5,479
Financial liabilities at amortised cost		557,589	529,172	[1],[19]	487,893
Liabilities due to central banks		20,309	38,323	[1],[19]	47,351
Deposits from banks		40,039	26,935	[1],[19]	19,834
Deposits from customers		413,487	394,404	[1],[19],[20]	349,761
Debt instruments issued		68,707	55,429	[1],[19]	55,763
Other financial liabilities		15,046	14,081	[1],[19],[21]	15,183
Derivative financial liabilities held for hedging		2,625	3,303	[3]	2,626
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities		0	0		0
Insurance contracts issued that are liabilities		12,110	10,131	[22]	10,865
Provisions		4,924	4,933		5,889
Provisions for employee benefits	[23]	2,571	2,632	[24]	3,576	[24]
Other long term employees benefits		435	466		632
Legal proceedings provision		696	685		623
Provisions commitments and guarantees given		770	770		691
Other provisions	[25]	452	380		366
Tax liabilities		2,554	2,935	[13]	2,413
Current tax liabilities	[14]	878	1,415	[13]	644
Deferred tax liabilities		1,677	1,520	[13],[15]	1,769	[15]
Other liabilities		5,477	4,909	[16]	3,621
Liabilities included in disposal groups classified as held for sale		0	0		0
Liabilities		720,293	661,575		614,125
Shareholders equity		67,955	64,535		60,383
Issued capital		2,861	2,955	[26]	3,267
Paid up capital		2,861	2,955		3,267
Unpaid capital which has been called up		0	0		0
Share premium		19,769	20,856	[26]	23,599
Equity instruments issued other than capital		0	0		0
Other equity interest		40	63	[26]	60
Retained earnings		36,237	32,711		31,841
Revaluation surplus		0	0		0
Other reserves		2,015	2,345		(1,857)
Reserves or accumulated losses of investments in subsidaries joint ventures and associates		(237)	(221)	[27]	(247)
Other reserves other		2,252	2,566		(1,610)
Treasury shares		(34)	(29)	[26]	(647)
Profits or losses attributable to owners of the parent		8,019	6,358	[26]	4,653
Interim dividends		(951)	(722)	[26]	(532)
Accumulated other comprehensive income		(16,254)	(17,642)	[26],[28]	(16,476)
Items that will not be reclassified to profit or loss		(2,105)	(1,881)	[28]	(2,075)
Actuarial gains or losses on defined benefit pension plans that will not be reclassified to profit or loss		(1,049)	(760)	[28]	(998)
Non current assets and disposal groups classified as held for sale that will not be reclassified to profit or loss		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that will not be reclassified to profit or loss		0	0		0
Fair value changes of equity instruments measured at fair value through other comprehensive income that will not be reclassified to profit or loss		(1,112)	(1,194)	[28],[29]	(1,079)	[29]
Hedge ineffectiveness of fair value hedges for equity instruments measured at fair value through other comprehensive income		0	0		0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		55	72	[28]	2
Items that may be reclassified to profit or loss		(14,148)	(15,760)	[28]	(14,401)
Foreign currency translation		(2,498)	(1,408)	[28]	(146)
Foreign currency translation		(11,419)	(13,078)	[28]	(14,988)
Hedging derivatives. Cash flow hedges effective portion		133	(447)		(533)
Fair value changes of debt instruments measured at fair value through other comprehensive income that may be reclassified to profit or loss		(357)	(809)	[28]	1,274	[29]
Hedging instruments non-designated items that may be reclassified to profit or loss		0	0		0
Non-current assets and disposal groups classified as held for sale may be reclassified		0	0		0
Share of other recognized income and expense of investments in joint ventures and associates that may be reclassified to profit or loss		(8)	(18)	[28]	(9)
Non-controlling interests		3,564	3,623	[26],[30]	4,853
Accumulated other comprehensive income non controlling interest		(3,321)	(3,109)		(8,414)
Other non controlling interest items		6,885	6,732		13,267
Adjusted initial balance		55,265	50,517	[26]	48,760
Equity and liabilities		€ 775,558	€ 712,092		€ 662,885

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) In 2021 it includes the balance of the Group's businesses in the United States included within the scope of the USA Sale (see Note 3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) As of December 31, 2023, BBVA maintains a direct stake in Neon Payments Limited of 22.6% of its capital stock (see Note 3).
[5]
(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Notes 1.3 and 2.3 and Appendix X). During financial years 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.

[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[8]
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

[9]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[10]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[11]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[12]	(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[13]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[14]
(2) The increase in current tax assets relates mainly to a higher tax receivable by the tax group in Spain for the refund of year 2023 corporate income tax as a result of the instalment payments made in the year. On the other hand, the decrease in current tax liabilities mainly corresponds to a lower tax payable in Mexico in relation to the estimated corporate income tax for the year 2023, due to the increase in its installment payments for the year.

[15]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[16]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[17]	(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see Notes 1.3 and 2.3).
[18]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[19]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[20]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[21]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[22]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[23]	(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet.
[24]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[25]	(2) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.
[26]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[27]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[28]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[29]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[30]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).